Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [Abstract]
Related party transactions
30.	Related party transactions

(a)	Relationship with related parties

Name of related parties	Relationship with the Group
Newlink	Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	Significantly influenced by the Group
Shenzhen Yuanwanghechu Technology Co., Ltd.*	Significantly influenced by the Controlling Shareholder

*	Shenzhen Yuanwanghechu Technology Co., Ltd. ("Shenzhen Yuanwanghechu") was a related party of the Company as of December 31, 2024, as it was an investee of a subsidiary of the Controlling Shareholder. In October 2025, the subsidiary of the Controlling Shareholder completed its divestment from Shenzhen Yuanwanghechu. Consequently, Shenzhen Yuanwanghechu ceased to be a related party of the Company and is no longer classified as such as of December 31, 2025.
(b)	Contribution from Controlling Shareholder

During the year ended December 31, 2025, Newlink paid a total of RMB13.4 million (2024: RMB24.9 million) on behalf of the Group, including (i) RMB0.8 million (2024: RMB7.3 million) of payroll and non-payroll labor expense; (ii) RMB1.0 million (2024: RMB2.5 million) of rental fees; and (iii) RMB11.6 million (2024: RMB15.1 million) of other expenses, which were reflected in the consolidated statements of profit or loss and other comprehensive income.

(c)	Share-based compensation from controlling shareholder ESOP

Newlink granted share options under Newlink 2020 Share Incentive Plan to certain employees associated with the Group’s charging services business, who were subsequently transferred to the Group. For the years ended December 31, 2024 and 2025, share-based compensation expense was credited to profit or loss for RMB0.8 million and debited to profit or loss for RMB0.7 million, with a corresponding increase and decrease in additional paid-in capital, respectively. See Note 19 for further details.

(d)	Other transactions with related parties

The following table provides the amount of energy solution revenues including discontinued operations arising from the transactions entered into with related parties in the ordinary course of the Group’s business during the years indicated:

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Shenzhen Yuanwanghechu Technology Co., Ltd.	74,460	400	—
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	690	65	87
	75,150	465	87

(e)	Balances with related parties

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Included in amount due from related parties (Note 9)
Shenzhen Yuanwanghechu Technology Co., Ltd.	1,206	—

Included in amount due to related parties as other payables and accruals (Note 17)
Newlink (i)	3,284	147,005
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	69	216
	3,353	147,221

(i)	The balance due to Newlink is unsecured, non-interest bearing, and repayable on demand.

(f)	Key management personal compensation

The following table sets forth the compensation information of the Group’s directors and executive officers for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	7,468	4,488	3,309
Share-based compensation	229,542	23,034	5,377
	237,010	27,522	8,686